Intangible Assets - Summary of Changes in Cost, Accumulated Amortization and Impairment Losses of Intangible Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Statement [Line Items]
Opening Balance	¥ 1,191,966
Closing Balance	1,249,122	¥ 1,191,966
Capitalized development costs [Member]
Statement [Line Items]
Opening Balance	663,762
Closing Balance	669,612	663,762
Gross carrying amount [Member]
Statement [Line Items]
Opening Balance	1,968,466	1,832,016
Additions	40,655	41,616
Internally developed	279,674	286,853
Sales or disposal	(203,372)	(224,400)
Foreign currency translation adjustments	22,351	25,333
Other	17,056	7,048
Closing Balance	2,124,830	1,968,466
Gross carrying amount [Member] | Capitalized development costs [Member]
Statement [Line Items]
Opening Balance	1,141,234	1,104,142
Additions
Internally developed	181,634	200,512
Sales or disposal	(164,898)	(163,419)
Foreign currency translation adjustments	1,465
Other
Closing Balance	1,159,435	1,141,234
Gross carrying amount [Member] | Software and other [Member]
Statement [Line Items]
Opening Balance	827,232	727,874
Additions	40,655	41,616
Internally developed	98,040	86,342
Sales or disposal	(38,473)	(60,981)
Foreign currency translation adjustments	20,886	25,333
Other	17,056	7,048
Closing Balance	965,395	827,232
Accumulated depreciation, amortization [Member]
Statement [Line Items]
Opening Balance	(776,500)	(723,382)
Amortization	(277,477)	(262,518)
Sales or disposal	190,062	223,794
Foreign currency translation adjustments	(10,533)	(13,570)
Other	(1,261)	(823)
Closing Balance	(875,708)	(776,500)
Accumulated depreciation, amortization [Member] | Capitalized development costs [Member]
Statement [Line Items]
Opening Balance	(477,472)	(472,966)
Amortization	(164,512)	(167,926)
Sales or disposal	152,161	163,419
Foreign currency translation adjustments
Other
Closing Balance	(489,823)	(477,472)
Accumulated depreciation, amortization [Member] | Software and other [Member]
Statement [Line Items]
Opening Balance	(299,028)	(250,417)
Amortization	(112,965)	(94,593)
Sales or disposal	37,901	60,375
Foreign currency translation adjustments	(10,533)	(13,570)
Other	(1,261)	(823)
Closing Balance	¥ (385,886)	¥ (299,028)